Schedule of Related Party Transactions (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Related Party Transaction [Line Items]
Due from (against) dividend declared and offsetting			$ 1,108,692	$ 1,711,225
Advances from related party		1,230,990		1,058,733
Repayments to related party			(1,108,692)	(2,730,449)
(Repayment to) Advances from a related party		1,230,990	(1,108,692)	(1,671,716)
Mr. Chi Ming Lam [Member]
Related Party Transaction [Line Items]
Due from (against) dividend declared and offsetting	[1]		1,108,692	1,711,225
Advances from related party	[1],[2]	1,230,990		1,058,733
Repayments to related party	[1],[2]		$ (1,108,692)	$ (2,730,449)

[1]	Mr. Chi Ming Lam was the Chief Executive Officer, director and Chairman of the Company until June 2, 2025. Effective June 2, 2025, Mr. Lam resigned from his position and is currently a director of the Company.
[2]	Represents the total advances from (payments to) Mr. Lam for the years ended March 31, 2026, 2025, and 2024 which were non-trade in nature, unsecured, interest-free and had no fixed term of repayment. As of March 31, 2026 and 2025, the amount due from Mr. Lam to the Company was nil.